Common Stock (Details Narrative) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Common stock, shares authorized	121,000,000	121,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	36,920,226	36,688,266
Common stock, shares outstanding	36,920,226	36,688,266